Royalty Agreement and Series C Agreement	9 Months Ended
Sep. 30, 2013
Royalty Agreement and Series C Agreement
Royalty Agreement and Series C Agreement

8. Royalty Agreement and Series C Agreement

        In May 2013, the Company entered into a Purchase and Sale Agreement (the "Purchase and Sale Agreement") with Novo A/S, providing for the Company to sell, and Novo A/S to purchase, the right, title, and interest in a portion of the revenues from the sale of (a) Fovista, (b) Fovista-Related Products, and (c) Other Products (as defined in the Purchase and Sale Agreement), calculated as low to mid-single digit percentages of net sales.

        The Purchase and Sale Agreement provides for up to three separate purchases for a purchase price of $41.7 million each, at a first, second and third closing, for an aggregate purchase price of $125.0 million. In each purchase, Novo A/S acquires rights to a low single digit percentage of net sales. If all royalty interests under the Purchase and Sale Agreement are purchased, Novo A/S will have a right to receive royalties on net sales at a mid-single digit percentage.

        In May 2013, the Company received cash proceeds of $41.7 million for the royalty entitlement related to the first closing on the date of the Purchase and Sale Agreement. Receipt of cash proceeds for the second and third purchases is contingent upon certain triggers and conditions detailed in the Purchase and Sale Agreement, none of which have occurred prior to this filing.

        The royalty payment period covered by the Purchase and Sale Agreement begins on commercial launch and ends, on a product-by-product and country-by-country basis, on the latest to occur of (i) the 12th anniversary of the commercial launch, (ii) the expiration of certain patent rights and (iii) the expiration of the regulatory exclusivity for each product in each country.

        Under the terms of the Purchase and Sale Agreement, the Company is not required to reimburse or otherwise compensate Novo A/S through any means other than the agreed royalty entitlement. In addition, the Company does not, under the terms of the Purchase and Sale Agreement, have the right or obligation to prepay Novo A/S in connection with a change of control of the Company or otherwise.

        The proceeds from the first financing tranche under the Purchase and Sale Agreement were recorded as a liability on the Company's Balance Sheet as of September 30, 2013, in accordance with ASC 730. Because there is a significant related party relationship between the Company and Novo A/S, the Company is treating its obligation to make royalty payments under the Purchase and Sale Agreement as an implicit obligation to repay the funds advanced by Novo A/S. As the Company makes royalty payments in accordance with the Purchase and Sale Agreement, it will reduce the liability balance. At the time that such royalty payments become probable and estimable, and if such amounts exceed the liability balance, the Company will impute interest accordingly on a prospective basis based on such estimates, which would result in a corresponding increase in the liability balance.

        The Purchase and Sale Agreement requires the establishment of a Joint Oversight Committee in the event that Novo A/S does not continue to have a representative on the Company's board of directors. The Joint Oversight Committee would have responsibilities that include "discussion and review" of all matters related to Fovista research, development, regulatory approval and commercialization, but there is no provision either implicit or explicit that gives the Joint Oversight Committee or its members decision-making authority.

        Also in May 2013, the Company entered into a Series C Preferred Stock Purchase Agreement (the "Series C Agreement") with certain of its existing investors for the sale and issuance, upon the satisfaction of certain conditions, of an aggregate of 20,000,000 shares of the Company's Series C Preferred Stock at a price of $2.50 ($14.75 on a post-reverse stock split basis) per share. The Company issued 6,666,667 shares of Series C Preferred Stock at $2.50 ($14.75 on a post-reverse stock split basis) per share in a closing that occurred in May 2013, simultaneous with entry into the Series C Agreement. In August 2013, the Company amended the Series C Agreement to provide for the acceleration of the sale and issuance of the remaining 13,333,333 shares issuable thereunder, the purchase and sale of which closed on August 7, 2013 at $2.50 ($14.75 on a post-reverse stock split basis) per share for aggregate proceeds of $33.3 million. There are no further rights or obligations for the issuance of Series C Preferred Stock under the Series C Agreement.

        As the Series C Agreement was entered into in conjunction with the Purchase and Sale Agreement, the Company's management considered whether the consideration received for the issuance of Series C Preferred Stock or the consideration received for the sale of the royalty entitlement at the first closing under the Purchase and Sale Agreement should be allocated in the Company's financial statements in a manner different than the prices stated in the respective agreements. The Company's management, with the assistance of an outside valuation specialist, determined that the $2.50 ($14.75 on a post-reverse stock split basis) per share price approximated the fair value of a share of Series C Preferred Stock, and therefore concluded that the consideration received under the agreements should be allocated in accordance with the terms of the respective agreements. In connection with entering into the Series C Agreement, the minimum public offering price per share in an underwritten public offering of common stock required for the automatic conversion of outstanding shares of Series A Preferred Stock, Series A-1 Preferred Stock, Series B Preferred Stock, Series B-1 Preferred Stock, Series C Preferred Stock and Junior Series A Preferred Stock pursuant to the Company's certificate of incorporation was adjusted to $14.75 per share (subject to further adjustment as a result of any stock dividend, stock split, combination or similar recapitalization of the common stock).

        The Company has determined that in accordance with ASC 470-20-20, at the time of the initial closing under the Series C Agreement on May 23, 2013, there was a firm commitment from the Series C Preferred Stock investors with respect to the significant terms of the financing, including the quantity of shares to be issued, the fixed price of the shares and the timing of the transaction. In addition, the Company has concluded that the Series C Agreement and the Company's certificate of incorporation includes a disincentive feature for non-performance that was sufficiently large enough to make investor performance at subsequent closings probable. As such, the Company's measurement of any beneficial conversion feature occurred at the time of the initial closing. Based on a $10.03 per share valuation of the Company's common stock as of the date of the initial closing of the sale of the Series C Preferred Stock, as well as the fact that the Series C Preferred Stock featured a common stock conversion price of $14.75 per share (implying a one-to-one conversion into shares of common stock), the Company determined that there was no beneficial conversion feature associated with the issuance of its Series C Preferred Stock.

        The proceeds received from Novo A/S under the Purchase and Sale Agreement will be reported as revenue for income tax purposes. Notwithstanding the Company's receipt of $41.7 million in proceeds under the Purchase and Sale Agreement in May 2013, the Company has forecasted a tax loss for the 2013 tax year. Based upon the Company's cumulative history of losses and expected future losses, the Company recorded a full valuation allowance against all net federal and state deferred tax assets.